Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of subsidiaries
Subsidiaries	Date of incorporation	Place of incorporation	Percentage of direct/indirect ownership	Principal activities
Scienjoy Inc.	March 2, 2017	Cayman Islands	100%	Holding Company
Scienjoy International Limited (“Scienjoy HK”)	May 18, 2017	Hong Kong	100%	Holding Company
Sixiang Wuxian (Beijing) Technology Co., Ltd. (“WX” or “WFOE”)	October 17, 2017	The PRC	100%	Holding Company
Sixiang Zhihui (Beijing) Technology Co., Ltd. (“ZH”)	July 5, 2018	The PRC	100%	Holding Company
Holgus Sixiang Information Technology Co., Ltd. (“Holgus X”)	May 9, 2017	The PRC	100%	Live streaming platform
Kashgar Sixiang Times Internet Technology Co., Ltd. (“Kashgar Times”)	March 2, 2016	The PRC	100%	Live streaming platform
Scienjoy BeeLive Limited (formerly known as Sciscape International Limited, “SIL”)	December 18, 2017	Hong Kong	100%	Live streaming platform
Kashgar Sixiang Lehong Information Technology Co., Ltd (“Kashgar Lehong”)	July 23, 2020	The PRC	100%	Information technology
Holgus Sixiang Haohan Internet Technology Co., Ltd.(“Holgus H”) (a wholly owned subsidiary of ZH)	December 11, 2020	The PRC	100%	Information technology
Sixiang ZhiHui(HaiNan) Technology Co., Ltd (“ZHHN”) (a wholly owned subsidiary of ZH)	December 23, 2020	The PRC	100%	Live streaming platform
ZhiHui QiYuan(HaiNan) Investment Co,. Ltd (“QYHN”) (a wholly owned subsidiary of ZH)	March 2, 2021	The PRC	100%	Live streaming platform
VIEs
Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”)	January 22, 2019	The PRC	100%	Holding Company
Beijing Sixiang Shiguang Technology Co., Ltd. (“SG”)	October 28, 2011	The PRC	100%	Live streaming platform
Hai Xiu (Beijing) Technology Co., Ltd. (“HX”)	April 18, 2016	The PRC	100%	Live streaming platform
Beijing Le Hai Technology Co., Ltd. (“LH”)	June 16, 2015	The PRC	100%	Live streaming platform
Lixiaozhi (Chongqing) Internet Technology Co., Ltd. (“LXZ”)	July 18, 2018	The PRC	100%	Live streaming platform
Sixiang Mifeng (Tianjin) Technology Co., Ltd (“DF”, formerly known as Tianjin Guangju Dingfei Technology Co., Ltd)	August 8, 2016	The PRC	100%	Live streaming platform
Changxiang Infinite Technology (Beijing) Co., Ltd. (“CX”) (a wholly owned subsidiary of DF)	September 22, 2016	The PRC	100%	Live streaming platform

Schedule of consolidated financial statements of balance sheets
	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
ASSETS
Current assets
Cash and cash equivalents	43,907	72,179	11,062
Accounts receivable, net	65,357	183,555	28,131
Prepaid expenses and other current assets	6,104	11,728	1,797
Loan receivables - related parties	500	-	-
Amounts due from inter-companies(1)	131,380	130,987	20,075
Total current assets	247,248	398,449	61,065

Non-current assets
Property and equipment, net	575	1,195	183
Intangible assets, net	186	239,609	36,722
Goodwill	-	92,069	14,110
Deferred tax assets	474	5,004	767
Long term deposits and other assets	1,051	950	146
Deferred IPO cost	1,307	-	-
Long term investments	5,000	5,000	766
Total non-current assets	8,593	343,827	52,694
TOTAL ASSETS	255,841	742,276	113,759

LIABILITIES
Current liabilities
Accounts payable	22,138	58,713	8,998
Deferred revenue	22,418	35,259	5,404
Accrued salary and employee benefits	7,594	16,069	2,463
Accrued expenses and other current liabilities	1,991	8,921	1,367
Income tax payable	8,435	8,581	1,315
Amounts due to related parties	8,482	-	-
Amounts due to inter-companies(1)	133,600	248,127	38,027
Current portion of contingent consideration – earn-out liability	-	16,365	2,508
Total current liabilities	204,658	392,035	60,082

Non-current liabilities
Deferred tax liabilities	-	59,729	9,154
Contingent consideration – earn-out liability	-	15,116	2,317
Total non-current liabilities	-	74,845	11,471
TOTAL LIABILITIES	204,658	466,880	71,553

Schedule of consolidated statements of income
	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Net revenues	410,810	700,729	940,783	144,181
Third party customers	393,207	635,855	936,551	143,532
Inter-companies	17,603	64,874	4,232	649
Net (loss) income	(32,108)	36,982	45,722	7,007

Schedule of consolidated statements of cash flow activities
	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Net cash (used in) provided by operating activities	(4,003)	60,234	270,927	41,521
Net cash used in investing activities	(357)	(5,347)	(323,670)	(49,605)
Net cash used in financing activities	(9,750)	(28,682)	80,247	12,298